Income Taxes (Schedule Of Components Of Deferred Tax Assets And Liabilities) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Deferred tax assets:
Liability for employees' retirement benefits	¥ 474,772	¥ 543,520
Accrued enterprise tax	18,241	21,045
Property, plant and equipment and intangible assets	381,764	382,626
Compensated absences	87,973	94,207
Accrued bonus	37,494	41,941
Unamortized purchases of leased assets	7,644	7,956
Operating loss carryforwards	197,012	170,523
Accrued liabilities for loyalty programs	61,818	80,389
Deferred revenues regarding Nikagetsu Kurikoshi	13,000	16,769
Foreign currency translation adjustments	12,678	22,282
Investments in affiliates	91,338	59,009
Other	148,903	117,468
Total gross deferred tax assets	1,532,637	1,557,735
Less-Valuation allowance	(259,921)	(253,693)
Total deferred tax assets	1,272,716	1,304,042
Deferred tax liabilities:
Unrealized gains on securities	(40,267)	(30,232)
Investment in subsidiary, principally arising upon issuance of stock	(300,554)	(301,832)
Property, plant and equipment and intangible assets	(216,869)	(155,352)
Other	(71,631)	(43,200)
Total gross deferred tax liabilities	(629,321)	(530,616)
Net deferred tax assets	¥ 643,395	¥ 773,426